Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

June 13, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File Nos. 333-40455 and 811-08495
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the Registrant’s Prospectuses dated February 28, 2017 (as revised May 24, 2017), relating to the Nationwide Bond Fund, Nationwide Destination 2010 Fund, Nationwide Destination 2015 Fund, Nationwide Destination 2020 Fund, Nationwide Destination 2025 Fund, Nationwide Destination 2030 Fund, Nationwide Destination 2035 Fund, Nationwide Destination 2040 Fund, Nationwide Destination 2045 Fund, Nationwide Destination 2050 Fund, Nationwide Destination 2055 Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Government Bond Fund, Nationwide Government Money Market Fund, Nationwide Growth Fund, Nationwide Investor Destinations Conservative Fund, Nationwide HighMark Bond Fund, Nationwide HighMark Small Cap Core Fund, Nationwide Portfolio Completion Fund, Nationwide U.S. Small Cap Value Fund, and Nationwide Ziegler NYSE Arca Tech 100 Index Fund, each a series of the Registrant, which were filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 24, 2017 (SEC Accession No. 0001193125-17-181310) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership